FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: 811-2107

   First Investors Fund For Income, Inc.
  (Exact name of registrant as specified in charter)


   95 Wall Street
   New York, NY 10005
  (Address of principle executive offices)


   Joseph I. Benedek
   First Investors Management Company, Inc.
   Raritan Plaza I
   Edison, NJ 08837-3620
  (Name and address of agent for service)


Registrant's telephone number, including area code:  1-212-858-8000

Date of Fiscal year-end: 9/30/2005

Date of reporting period: 7/1/2004 - 6/30/2005

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   Item 1. Proxy Voting Record

   ISSUER NAME    TICKER    CUSIP    MTG    DATE    MTG    TYPE

           Proposal Type Voted? Vote For/Agnst Mgmt

   ICG Communications, INC. ICGC  449246206  10/15/04  Special
   1   Approve Merger/Acquisition 			MGMT YES FOR FOR

   Ingles Markets Inc IMKTA  457030104  3/29/05  Annual
   1.01   Elect Charles L. Gaither Jr. 			MGMT YES FOR FOR
   1.02   Elect Robert P. Ingle 			MGMT YES FOR FOR

   Viatel Holding (Bermuda)   G93447103  12/8/04  Annual
   1   Approve Financial Statements 			MGMT YES FOR FOR
   2   Appoint Outside Auditors 			MGMT YES FOR FOR
   3   Set Auditors' Fees 				MGMT YES FOR FOR
   4   Elect S. Dennis N. Belcher 			MGMT YES FOR FOR
   5   Elect Thomas Doster 				MGMT YES FOR FOR
   6   Elect Leslie Goodman 				MGMT YES FOR FOR
   7   Elect Edward Greenberg 				MGMT YES FOR FOR
   8   Elect Kevin P. Power 				MGMT YES FOR FOR
   9   Elect Lucy Woods 				MGMT YES FOR FOR


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   Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

   Where management has recommended that shareholders 'Abstain' from voting on a ballot item:
	1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and
	2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

   Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

   SIGNATURES:
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

   First Investors Fund For Income, Inc.
       (Registrant)


By: /S/ KATHRYN S. HEAD
        Kathryn S. Head
        President and Principal Executive Officer

Date:   August 25, 2005